As filed with the Securities and Exchange Commission on April 18, 2005
                                                     Registration Nos. 33-47507
                                                                       811-6652
_______________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                         Pre-Effective Amendment No.                    | |

                       Post-Effective Amendment No. 33                  |X|

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |X|

                              Amendment No. 35                          |X|
                         _______________________________

                          JULIUS BAER INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  330 Madison Avenue, New York, New York 10017
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 (212) 297-3600

                                Anthony Williams
                                    President
               c/o Bank Julius Baer & Co. Ltd., (New York Branch)
                               330 Madison Avenue
                            New York, New York 10017
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

| |  immediately upon filing pursuant to paragraph (b)


|X|  on May 2, 2005 pursuant to paragraph (b)
|_|  60 days after filing pursuant to paragraph (a)(i)
|_|  on (date) pursuant to paragraph (a)(i)
|_|  75 days after filing pursuant to paragraph (a)(i)
|_|  on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:

--------------------------------------------------------------------------------

                                Explanatory Note


This Post-Effective Amendment No. 33 ("Amendment") to the Registration Statement on Form N-1A for Julius Baer Investment Funds is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 31 from April 19, 2005 to May 2, 2005. This Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 31, which was filed with the Securities and Exchange Commission on February 3, 2005.

                                     PART C

                                OTHER INFORMATION

Item 23.        Exhibits for Julius Baer Investment Funds

     (a)   Registrant's   Master  Trust  Agreement  dated  April  30,  1992,  is
     incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

     (a1) Amendment No. 1 to Master Trust Agreement dated June 22, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

     (a2) Amendment No. 2 to Master Trust Agreement dated September 16, 1993, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

     (a3) Amendment No. 3 to Master Trust Agreement dated January 26, 1995, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

     (a4) Amendment No. 4 to Master Trust Agreement dated July 1, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via Edgar on December 30, 1998.

     (a5) Amendment No. 5 to Master Trust Agreement dated October 16, 2002, is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via Edgar on February 28, 2003.

     (a6) Amendment No. 6 to Master Trust Agreement dated March 18, 2003, is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via Edgar on December 30, 2003.

     (a7) Amendment No. 7 to Master Trust Agreement dated January 7, 2004, is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

     (a8) Amendment No. 8 to Master Trust Agreement dated February 25, 2004, is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

     (b) Registrant's By-Laws dated April 30, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

     (b1) Amended and Restated By-Laws dated March 11, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 30, 1998.

     (b2)  Second  Amended  and  Restated   By-Laws  dated  March  5,  2003,  is
     incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via Edgar on December 30, 2003.

     (c) Not applicable.

     (d) Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc., on behalf of Julius Baer Global Income Fund dated January 1, 2001, is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on February 27, 2001.

     (d1) Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc., on behalf of Julius Baer International Equity Fund dated January 1, 2001, is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on February 27, 2001.

     (d2) Amended Exhibit A to the Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc. dated October 2, 2002, is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via Edgar on December 30, 2003.

     (d3) Expense Limitation Agreement between the Trust on behalf of the Global High Yield Bond Fund and Julius Baer Investment Management, LLC dated November 1, 2002 is incorporated by reference to Post-Effective Amendment No. 30 as filed with the SEC via Edgar on December 29, 2004..

     (d4) Form of Expense Limitation Agreement between the Trust on behalf of the Total Return Bond Fund and Julius Baer

     Investment Management, LLC is incorporated by reference to Post-Effective Amendment No. 30 as filed with the SEC via Edgar on December 29, 2004.

     (d5) Form of  Investment  Advisory  Agreement  between the  Registrant  and
     Julius Baer Investment Management Inc., on behalf of the Julius Baer International Equity Fund II (to be filed by Amendment).

     (e) Distribution Agreement between the Registrant and Quasar Distributors, LLC on behalf of the Julius Baer International Equity Fund, the Julius Baer Total Return Bond Fund and the Julius Baer Global High Yield Bond Fund dated July 19, 2004, is incorporated by reference to Post-Effective Amendment No. 30 as filed with the SEC via Edgar on December 29, 2004.

     (e1)  Form  of   Distribution   Agreement   with  respect  to  Julius  Baer
     International Equity Fund II (to be filed by Amendment).

     (f) Not applicable.

     (g) Custodian Agreement between the Registrant and Investors Bank & Trust Company dated December 28, 1999 is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

     (g1) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company dated January 1, 2003 is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via EDGAR on February 28, 2003.

     (g2) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company dated March 28, 2003 is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via Edgar on December 30, 2003.

     (g3) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company dated September 24, 2003 is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via Edgar on December 30, 2003.

     (h) Administration Agreement between the Registrant and Investors Bank & Trust Company dated December 28, 1999 is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

     (h1) Amendment to Administration Agreement between the Registrant and Investors Bank & Trust Company dated January 1, 2003 is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via EDGAR on February 28, 2003.

     (h2) Amendment to Administration Agreement between the Registrant and Investors Bank & Trust Company dated September 24, 2003 is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via Edgar on December 30, 2003.

     (h3) Automatic Investment Plan Application is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

     (h4) Securities Lending Agreement between Julius Baer International Equity Fund and Investors Bank & Trust Company is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via Edgar on December 30, 2003.

     (h5) Transfer Agent Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Julius Baer International Equity Fund, the Julius Baer Total Return Bond Fund and the Julius Baer Global High Yield Bond Fund dated July 19, 2004 is incorporated by reference to Post-Effective Amendment No. 30 as filed with the SEC via Edgar on December 29, 2004..

     (i) Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 9 as filed with the SEC via EDGAR on February 19, 1998.

     (i1) Opinion of Counsel dated February 26, 2004 is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

     (j) Not applicable.

     (k) Not applicable.

     (l) Purchase Agreement between the Registrant and Funds Distributor, Inc. on behalf of BJB Global Income Fund dated June 18, 1992, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

     (m) Distribution Plan of Julius Baer Global Income Fund (formerly BJB Global Income Fund) and Julius Baer International Fund (formerly and BJB International Equity Fund), dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

     (m1) Shareholder Services Plan of Julius Baer Global Income Fund (formerly BJB Global Income Fund) and Julius Baer International Equity Fund (formerly BJB International Equity Fund), dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

     (m2) Distribution Plan of Julius Baer Global High Yield Bond Fund, dated October 2, 2002 is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via EDGAR on February 28, 2003.

     (m3) Shareholder Servicing Agreement of Julius Baer Global High Yield Bond Fund, dated October 2, 2002 is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

     (m4) Shareholder Services Plan on behalf of Julius Baer Investment Funds and Julius Baer Global High Yield Bond Fund, dated October 2, 2002 is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

     (n) Not applicable.

     (o) Not applicable

     (p) Code of Ethics of Julius Baer Investment Funds and Julius Baer Investment Management Inc. is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on February 27, 2001.

     (p1) Amended Code of Ethics of Julius Baer Funds and Julius Baer Investment Management LLC dated September 30, 2004 is incorporated by reference to Post-Effective Amendment No. 30 as filed with the SEC via Edgar on December 29, 2004..

     (q) Powers of Attorney by each of the Trustees of Julius Baer Investment Funds, dated April 12, 2004, is filed herewith.


Item 24. Persons Controlled by or Under Common Control with Registrants

             None


Item 25. Indemnification for JBIF

The Trust is a Massachusetts business trust. As a Massachusetts business trust, the Trust's operations are governed by a Master Trust Agreement (Declaration of Trust). The Declaration of Trust provides that persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Sub-Trust with which such person dealt for the payment of such credit, contract or claim and that neither the shareholders of any Sub-Trust nor the Trustees nor any of the officers, employees or agents of the Trust, nor any other Sub-Trust of the Trust shall be personally liable for such credit, contract or claim. The Trust indemnifies each of the Trustees and officers and other persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, against all liabilities and expenses incurred in connection with the defense or disposition of any action, suit or other proceeding before any court or administrative or legislative body in which such person may be involved as a party or with which such person may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter in which such person did not act in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. The Declaration of Trust further provides that a Trustee shall not be liable for errors of judgment or mistakes of fact or law, for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Trust, or for any act or omission of any other Trustee. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees, when acting in good faith in discharging their duties, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees. However, nothing in the Declaration of Trust protects any Trustee or officer against any liability to the Trust or its shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


Item 26.  Business and Other  Connections  of  Investment  Adviser and Servicing
Agent

The list required by this Item 26 of Directors and Officers of the Adviser are incorporated by reference to Schedules A and D to the Advisers Form ADV filed pursuant to the Investment Adviser's Act of 1940 (Sec File No: 18766).

Item 27. Principal Underwriter.

          (a)  Quasar  Distributors,   LLC  ("Quasar")  will  act  as  principal
          underwriter for the Registrants. Additionally, Quasar is the principal underwriter for the following investment companies:

         AHA Funds
         AIP Alternative Strategies Funds
         Al Frank Funds
         Allied Asset Advisors Funds
         Alpine Equity Trust
         Alpine Income Trust
         Alpine Series Trust
         American Trust Allegiance Fund
         Avatar Advantage Funds
         Blue and White Fund
         Brandes Investment Trust
         Brandywine Blue Funds, Inc.
         Brazos Mutual Funds
         Bridges Fund
         Builders Fixed Income Fund, Inc.
         Buffalo Funds
         Capital Advisors Fund
         CCM Advisors Funds
         CCMA Select Investment Trust
         Chase Funds
         Conning Money Market Portfolio
         Country Funds
         Cullen Funds
         Duncan-Hurst Funds
         Edgar Lomax Value Fund
         Everest Series Funds Trust
         FFTW Funds, Inc.
         First American Funds, Inc.
         First American Insurance Portfolios
         First American Investment Funds, Inc.
         First American Strategy Funds, Inc.
         Fort Pitt Capital Group, Inc.
         Fremont Funds
         Fund X Funds
         Glenmede Fund, Inc.
         Glenmede Portfolios
         Greenville Small Cap Growth Fund
         Guinness Atkinson Funds
         Harding Loevner Funds
         Hennessy Mutual Funds, Inc.
         Hester Total Return Fund
         High Pointe Funds
         Hollencrest Equity Fund
         Howard Capital Appreciation Fund
         Howard Capital Management

         Invesco National Asset Management Funds
         Jacob Internet Fund Inc.
         Jacobs & Company Mutual Fund
         Jensen Portfolio
         Julius Baer Funds
         Kensington Funds
         Kirr Marbach Partners Funds, Inc.
         Kit Cole Investment Trust
         Leonetti Funds
         Light Revolution Fund
         Lighthouse Capital Management
         Lindner Funds
         LKCM Funds
         Masters' Select Fund Trust
         Matrix Asset Advisor, Inc.
         McCarthy Fund
         McIntyre Global Equity Fund
         Midanek/Pak Fund
         Monetta Fund, Inc.
         Monetta Trust
         MP63 Fund
         Muhlenkamp (Wexford Trust)
         Mutuals.com
         Mutuals.com Vice Fund
         NorCap Funds, Inc.
         Optimum Q Funds
         Osterweis Funds
         Perkins Capital Management
         Permanent Portfolio Funds
         PIC Funds
         Portfolio 21
         Primecap Odyssey Funds
         Prudent Bear Funds, Inc.
         Purisima Funds
         Rainier Funds
         Segall Bryant & Hamill Funds
         SEIX Funds
         Summit Funds
         Teberg Fund
         Thompson Plumb (TIM)
         Thompson Plumb (WISCAP)
         TIFF Investment Program, Inc.
         Tyee Capital Management
         Villere Fund
         Women's Equity Fund

Quasar  is  registered  with  the  Securities  and  Exchange   Commission  as  a
broker-dealer and is a member of the National Association of Securities Dealers. Quasar is located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

     (b) The following is a list of the executive officers, directors and partners of Quasar.

            Name and Principal                       Positions and Offices with                        Positions and Officers
            Business Address                         Principal Underwriter                             With Fund
            ----------------                         ---------------------                             ---------
     James Robert Schoenike                          President and Director                            None
     615 East Michigan Street, 3rd Floor,
     Milwaukee, WI 53202

     Donna Jean Berth                                Treasurer                                         None
     615 East Michigan Street, 3rd Floor,
     Milwaukee, WI 53202

     Andrew M. Strnad                                Secretary                                         None
     615 East Michigan Street, 3rd Floor,
     Milwaukee, WI 53202
       Teresa Cowan                                  Assistant Secretary                               None
     615 East Michigan Street, 3rd Floor,
     Milwaukee, WI 53202

     Joe Redwine                                     Director                                          None
     615 East Michigan Street, 3rd Floor,
     Milwaukee, WI 53202

     Robert Kern                                     Director                                          None
     615 East Michigan Street, 3rd Floor,
     Milwaukee, WI 53202

     Eric Walter Falkeis                             Director                                          None
     615 East Michigan Street, 3rd Floor,
     Milwaukee, WI 53202



         (c) Not applicable

Item  28.            Location of Accounts and Records

                                      (1)      Julius Baer Investment Funds
                                               c/o Bank Julius Baer & Co., Ltd., New York Branch
                                               330 Madison Avenue
                                               New York, New York  10017

                                      (2)      Investors Bank & Trust Company
                                               200 Clarendon Street
                                               Boston, Massachusetts 02116
                                               (records relating to its functions as
                                               administrator and custodian)

                                      (3)      Quasar Distributors, LLC
                                               615 East Michigan Street, 3rd Floor
                                               Milwaukee, WI 53202
                                               (records relating to its functions as
                                               distributor)

                                      (4)      U.S. Bancorp Fund Services, LLC
                                               615 East Michigan Street, 3rd Floor
                                               Milwaukee, WI 53202
                                               (records relating to its functions as
                                               transfer agent)

                                      (5)      Julius Baer Investment Management Inc.



                                               330 Madison Avenue
                                               New York, New York 10017
                                               (records relating to its functions as investment
                                               adviser as of January 1, 2001)


     Item 29. Management Services

               Not applicable.

     Item 30. Undertakings

Not applicable.

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 33 for Julius Baer Investment Funds to the Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 33 for Julius Baer Investment Funds to the Registration Statements to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on April 18, 2005.

                          JULIUS BAER INVESTMENT FUNDS
                                  (Registrant)

                            By:/s/ Anthony Williams
                               --------------------
                                Anthony Williams
                      President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, these Post-Effective Amendments to the Registration Statements have been signed below by the following persons in the capacities and on the date indicated.

Signature                        Title                           Date
---------                        -----                           ----

/s/ Anthony Williams             President and Chief Executive   April 18, 2005
--------------------             Officer
Anthony Williams


/s/ Craig M. Giunta              Secretary, Treasurer and Chief  April 18, 2005
-------------------              Financial Officer
Craig M. Giunta


/s/Antoine Bernheim*             Trustee                         April 18, 2005
-------------------
Antoine Bernheim


/s/Thomas Gibbons*               Trustee                         April 18, 2005
-----------------
Thomas Gibbons


/s/Harvey B. Kaplan*             Trustee                         April 18, 2005
-------------------
Harvey B. Kaplan


/s/Robert S. Matthews*           Trustee                         April 18, 2005
---------------------
Robert S. Matthews


/s/ Michael Quain*               Trustee                         April 18, 2005
------------------
Michael Quain


/s/Gerard J.M. Vlak*             Trustee                         April 18, 2005
-------------------
Gerard J.M.Vlak


 /s/Peter Wolfram*               Trustee                         April 18, 2005
-----------------
Peter Wolfram



*By /s/ Craig M. Giunta
    -------------------
       Craig M. Giunta
       (As Attorney-in-Fact pursuant
       to Powers of Attorney)